Summary of significant accounting policies - Effect of change in estimate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of significant accounting policies
Gross profit	$ 560,309,621	$ 615,478,302	$ 459,628,213
Net income	$ 68,344,527	$ 73,034,549	$ 63,627,551
Basic	$ 0.60	$ 0.57	$ 0.49
Diluted	$ 0.60	$ 0.57	$ 0.48
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Summary of significant accounting policies
Gross profit	$ (59,100,000)	$ 34,500,000	$ (11,100,000)
Net income	$ (44,300,000)	$ 25,900,000	$ (8,300,000)
Basic	$ (0.39)	$ 0.20	$ (0.06)
Diluted	$ (0.39)	$ 0.20	$ (0.06)